Investments in Associates and Joint Ventures - Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment in associates and joint ventures [abstract]
Investment in associates and joint ventures, beginning balance	¥ 239,584	¥ 222,983
Change of the cost	11,400	13,997
Share of profit or loss	10,328	8,336	¥ 9,159
Declared dividends	(4,480)	(5,253)
Other equity movements	1,121	228
Impairment		(707)
Investment in associates and joint ventures, ending balance	¥ 257,953	¥ 239,584	¥ 222,983